CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held To Maturity Securities Fair Value	$ 94,199	$ 120,688
Realizable Value Of Other Investment Securities	$ 165,024	$ 184,526
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	2,006,391	2,006,391
Preferred stock, shares outstanding	2,006,391	2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	170,000,000	170,000,000
Common Stock Shares Issued	103,614,553	103,435,967
Common Stock Shares Outstanding	103,476,847	103,397,699
Treasury stock - at cost, shares	137,706	38,268